Annual Fund Operating Expenses - (Absolute Return Currency Fund)	Mar. 24, 2022
(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) | Class A
Prospectus [Line Items]
Management fee	0.88%	[1]
Distribution and service (Rule 12b-1) fees	0.30%
Service plan fee	none
Additional other expenses	0.25%
Other expenses	0.25%
Total annual fund operating expenses	1.43%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	1.42%
(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) | Class C
Prospectus [Line Items]
Management fee	0.88%	[1]
Distribution and service (Rule 12b-1) fees	1.00%
Service plan fee	none
Additional other expenses	0.25%
Other expenses	0.25%
Total annual fund operating expenses	2.13%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	2.12%
(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) | Class I
Prospectus [Line Items]
Management fee	0.88%	[1]
Distribution and service (Rule 12b-1) fees	none
Service plan fee	none
Additional other expenses	0.25%
Other expenses	0.25%
Total annual fund operating expenses	1.13%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	1.12%
(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) | Class R6
Prospectus [Line Items]
Management fee	0.88%	[1]
Distribution and service (Rule 12b-1) fees	none
Service plan fee	none
Additional other expenses	0.15%
Other expenses	0.15%
Total annual fund operating expenses	1.03%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	1.02%
(John Hancock Absolute Return Currency Fund - Class R4) | Class R4
Prospectus [Line Items]
Management fee	0.88%	[3]
Distribution and service (Rule 12b-1) fees	0.25%
Service plan fee	0.10%
Additional other expenses	0.15%
Other expenses	0.25%	[4]
Total annual fund operating expenses	1.38%
Contractual expense reimbursement	(0.11%)	[5],[6]
Total annual fund operating expenses after expense reimbursements	1.27%
(John Hancock Absolute Return Currency Fund - Class NAV) | Class NAV
Prospectus [Line Items]
Management fee	0.88%	[7]
Other expenses	0.14%
Total annual fund operating expenses	1.02%
Contractual expense reimbursement	(0.01%)	[8]
Total annual fund operating expenses after expense reimbursements	1.01%

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective April 1, 2022.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	“Management fee" has been restated to reflect the contractual management fee schedule effective April 1, 2022.
[4]	“Other expenses,” such as expected transfer agency expenses, have been estimated for the first year of operations of the fund’s Class R4 shares.
[5]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on November 30, 2022 unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time
[7]	Management fee" has been restated to reflect the contractual management fee schedule effective April 1, 2022.
[8]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.